Collateralized transactions - Securities transferred in repurchase agreements and securities lending transactions (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2026	Mar. 31, 2025
Collateralized Transactions
U.S. government sponsored agency mortgage pass through securities and collateralized mortgage obligations	¥ 2,877	¥ 3,586